Description of the Plan - Vesting (Details) - 401(k) PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Amount forfeited used in plan provisions	$ 2,322,576	$ 2,439,869
Amount of forfeited non vested accounts	$ 1,484,038	$ 1,881,598
Less than 2 years
Description of the Plan
Vesting percentage	0.00%
2
Description of the Plan
Vesting percentage	25.00%
3
Description of the Plan
Vesting percentage	50.00%
4
Description of the Plan
Vesting percentage	75.00%
5 or more
Description of the Plan
Vesting percentage	100.00%